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                                             [MAYER BROWN ROWE & MAW LETTERHEAD]

August 30, 2006                                    Mayer, Brown, Rowe & Maw LLP
                                                           71 South Wacker Drive
                                                    Chicago, Illinois 60606-4637
                                                         Main Tel (312) 782-0600
                                                         Main Fax (312) 701-7711
                                                          www.mayerbrownrowe.com


BY EDGAR & UPS
--------------


Securities and Exchange Commission
Division of Corporate Finance
Attention: Mark P. Shuman, Branch Chief - Legal
100 F Street, N.E.
Washington, D.C. 20549


Re:      CommVault Systems, Inc. Amendment No. 3 to Registration
         Statement on Form S-1 filed August 7, 2006 (File No.
         333-132550)
         -------------------------------------------------------

Dear Mr. Shuman:

         This letter responds to the Staff's comment letter, dated August 18, 2006, addressed to N. Robert Hammer, Chairman of the Board, President and Chief Executive Officer of CommVault Systems, Inc. ("CommVault"), related to the above-referenced filing. CommVault 's responses to the Staff's comments are set forth herein. To facilitate the Staff's review, CommVault's responses are set forth below the headings and numbered comments used in the Staff's comment letter, which are reproduced in bold face text. CommVault is contemporaneously filing amendment number 4 to the Form S-1 ("Amendment No. 4").

AMENDMENT NO. 3 TO REGISTRATION STATEMENT ON FORM S-1

1. WE NOTE YOUR RESPONSE TO COMMENT 3 OF OUR LETTER DATED JULY 19, 2006. WHERE APPROPRIATE, PLEASE PROVIDE SPECIFIC DISCLOSURE REGARDING MR. HAMMER'S NONRESIDENT STATUS AT THE LOCATION OF YOUR OFFICES AND INCLUDE THE ASSESSMENT SET FORTH IN YOUR RESPONSE AS TO THE IMPACT OF SUCH A SITUATION ON HIS ABILITY TO MANAGE COMMVAULT. PLEASE QUANTIFY THE AMOUNT OF TIME THAT MR. HAMMER HAS PHYSICALLY SPENT IN YOUR OFFICES AND DISCUSS THE BASIS FOR REIMBURSING MR. HAMMER ON HIS COMMUTING AND HOUSING EXPENSES.

         Additional disclosure has been added to Management - Executive Compensation - Employment Agreements.

CHANGE TO CONCURRENT PRIVATE PLACEMENT

         Amendment No. 4 also reflects a change to the concurrent private placement. As CommVault has previously discussed in its responses to the Staff's comments, certain holders of shares of Series AA, BB and CC preferred stock had irrevocably committed to purchase shares of CommVault's common stock in the concurrent private placement. That commitment was not,
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Mayer, Brown, Rowe & Maw LLP

Securities and Exchange Commission
August 30, 2006
Page 2


however, open-ended. The holders of Series AA and BB preferred stock are committed to their purchase decision for 270 days from the date of CommVault's notice, or approximately November 26, 2006. The holders of Series CC preferred stock were committed for only 180 days, which expired on August 29, 2006. After that date, the holders of CC preferred stock were released from their commitment without taking any further action. As a result, the names of the holders of Series CC preferred stock that had exercised their preemptive rights have been deleted from the disclosure relating to the concurrent private placement.

         Under the terms of the Series CC Preferred Stock Purchase Agreements, CommVault was obligated to provide another notice of the sale of the shares in the initial public offering to the holders of CC preferred stock and those holders would have had the opportunity to decide whether they wanted to purchase sufficient shares of CommVault common stock to permit them to maintain their percentage ownership of CommVault following the offering. However, as permitted by the terms of the Series CC Preferred Stock Purchase Agreements, the holders of at least 66 2/3% of the Series CC preferred stock have entered into a Series CC Preferred Stock Waiver Agreement, which waives CommVault's obligation to provide another preemptive notice to the holders of the Series CC preferred stock in connection with this offering. That agreement has been filed as an exhibit to Amendment No. 4. In lieu of complying with the preemptive rights provisions of the Series CC Preferred Stock Purchase Agreements, CommVault will have a directed share program that is available only to the holders of the CC preferred stock and will allow these holders to purchase a number of shares of common stock equal to the number of shares such holders would have been entitled to acquire pursuant to their preemptive rights. Disclosure relating to the directed share program has been added to Amendment No. 4.


                                     * * * *


         Should you have any questions regarding the foregoing or the amended Registration Statement, please contact Philip Niehoff at (312) 701-7843 or Wendy Gallegos at (312) 701-8057.


                                      Very truly yours,

                                      /S/ WENDY GALLEGOS


cc: Daniel Lee, Securities and Exchange Commission
    Warren Mondschein, CommVault Systems, Inc.